CUSTOMER DEPOSITS - Deposits - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of customer deposits [line items]
Checking accounts	$ 23,809,859	$ 25,932,053
Savings accounts	71,149,883	74,293,894
Other funds on demand	430,194	841,505
Total demand deposits	95,389,936	101,067,452
Balances on term deposits from customers	86,597,460	72,273,697
Total deposits from customers	181,987,396	173,341,149
Colombia, Pesos
Disclosure of customer deposits [line items]
Total deposits from customers	154,916,985	142,071,530
Foreign currency [member]
Disclosure of customer deposits [line items]
Total deposits from customers	$ 27,070,411	$ 31,269,619